Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Calvert SAGE Fund
Prospectus Date	rr_ProspectusDate	Jan. 31, 2014
Calvert Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT EQUITY INCOME FUND Class (Ticker): A (CEIAX) C (CEICX) Y (CEIYX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income and competitive total return through investment primarily in dividend-paying, large-cap U.S. common stocks, in accordance with the Fund’s corporate responsibility standards and strategies. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 89 and “Reduced Sales Charges” on page 92 of this Prospectus, and under “Method of Distribution” on page 29 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of its portfolio's average value.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge decreases over time.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees are restated to reflect current contractual fees rather than the fees in effect during the previous fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
  you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
  your investment has a 5% return each year;
  the Fund’s operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.
		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund offers opportunities for high current income and competitive total return through investment primarily in dividend-paying, large-cap U.S. common stocks that the portfolio manager believes are undervalued. The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The equity securities held by the Fund will consist primarily of dividend-paying common stocks of large-cap U.S. companies, but may also include preferred stock, trust preferred securities and convertible securities. The Fund defines large-cap companies as those whose market capitalization falls within the range of the Russell 1000 Value Index. As of December 31, 2013, the market capitalization of the Russell 1000 Value Index companies ranged from $1.1 billion to $504.4 billion with a weighted average level of $114 billion.

Although primarily investing in large-cap U.S. companies, the Fund may also invest in mid-cap and small-cap companies. The Fund may not invest more than 25% of its net assets in foreign securities. The Fund may also invest up to 20% of its net assets in debt securities, including below-investment grade, high-yield debt securities (commonly known as “junk bonds”). A debt security is below-investment grade when assigned a credit quality rating below BBB- by Standard & Poor’s Rating Services or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Advisor seeks to invest in stocks of companies that are trading at a discount to their intrinsic value and that are attractively priced relative to their earnings, dividends, assets or other financial measures. These may include companies that are temporarily out of favor.

In selecting securities for the Fund, the Advisor primarily uses a bottom-up investment approach focused on fundamental, quantitative, macroeconomic, and environmental, social and governance (ESG) analysis of securities in a number of different sectors and industries, in light of an issuer’s current financial condition and industry position, as well as the market, political and regulatory environment. Factors considered in assessing a company’s valuation and prospects may include analysis of growth and earnings dynamics, earnings quality, free cash flows, market sentiment, use of capital, ESG factors, favorable supply/demand conditions for key products or businesses, competitive position in the marketplace, and quality of management. The portfolio construction process seeks to maximize the benefit of these insights while managing the Fund’s risk profile relative to its benchmark, the Russell 1000 Value Index, and minimizing transaction costs.

Sustainable and Responsible Investing. The Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. The Fund may invest in companies which already demonstrate leadership on environmental, social and governance issues relevant to their industries, as well as in companies which have yet to make significant progress on such issues but have the potential to do so. Enhanced engagement will encourage selected companies in the Fund’s portfolio to address issues where sufficient commitment is lacking, or reinforce progress that may be underway.

		The Fund has threshold responsibility standards with respect to tobacco, weapons and human rights, which it applies in determining whether a security qualifies as an investment for the Fund. Investments are first selected for financial soundness and then evaluated according to these sustainability and corporate responsibility standards. Investments must be consistent with the Fund’s current financial criteria and threshold responsibility standards, the application of which is in the economic interest of the Fund and its shareholders.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Dividend-Paying Stock Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend, which may adversely affect the Fund’s ability to generate income.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.

Convertible Securities Risk. The values of the convertible securities in which the Fund may invest will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, certain types of convertible securities may pay fixed interest and dividends, and their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time that is unfavorable to the Fund.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Value Company Risk. Value stocks may perform differently from the market as a whole, which may not recognize a security’s intrinsic value for a long time. The value-oriented investing approach may fall out of favor with investors from time to time, during which the Fund may underperform other funds using different investment approaches.

Valuation Risk. A stock judged to be undervalued by the Advisor may actually be appropriately priced, and it may not appreciate as anticipated.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

		Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

		The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	3/31/12	10.75%
Worst Quarter (of periods shown)	6/30/13	-2.70%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/13) (with maximum sales charge deducted, if any)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Calvert Equity Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.00%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.77%)	[3]
Net expenses	rr_NetExpensesOverAssets	1.23%
1 Year	rr_ExpenseExampleYear01	594
3 Years	rr_ExpenseExampleYear03	1,002
5 Years	rr_ExpenseExampleYear05	1,434
10 Years	rr_ExpenseExampleYear10	2,633
2012	rr_AnnualReturn2012	15.83%
2013	rr_AnnualReturn2013	27.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.70%)
1 Year	rr_AverageAnnualReturnYear01	21.78%
Since Inception	rr_AverageAnnualReturnSinceInception	16.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
Calvert Equity Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	2.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.73%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.38%)	[3]
Net expenses	rr_NetExpensesOverAssets	2.35%
1 Year	rr_ExpenseExampleYear01	338
3 Years	rr_ExpenseExampleYear03	1,014
5 Years	rr_ExpenseExampleYear05	1,809
10 Years	rr_ExpenseExampleYear10	3,887
1 Year	rr_ExpenseExampleNoRedemptionYear01	238
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,014
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,809
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,887
1 Year	rr_AverageAnnualReturnYear01	25.47%
Since Inception	rr_AverageAnnualReturnSinceInception	18.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
Calvert Equity Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	2.74%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.44%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.46%)	[3]
Net expenses	rr_NetExpensesOverAssets	0.98%
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	737
5 Years	rr_ExpenseExampleYear05	1,399
10 Years	rr_ExpenseExampleYear10	$ 3,174
1 Year	rr_AverageAnnualReturnYear01	28.16%
Since Inception	rr_AverageAnnualReturnSinceInception	19.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
Calvert Equity Income Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.05%
Since Inception	rr_AverageAnnualReturnSinceInception	15.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
Calvert Equity Income Fund | Return after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.60%
Since Inception	rr_AverageAnnualReturnSinceInception	13.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
Calvert Equity Income Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.53%
Since Inception	rr_AverageAnnualReturnSinceInception	23.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
Calvert Equity Income Fund | Lipper Equity Income Funds Avg. (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.90%
Since Inception	rr_AverageAnnualReturnSinceInception	19.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011

[1]	The contingent deferred sales charge decreases over time.
[2]	Management fees are restated to reflect current contractual fees rather than the fees in effect during the previous fiscal year.
[3]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses for Class A, Class C, and Class Y through January 31, 2015. Direct net operating expenses will not exceed 1.23% for Class A, 2.35% for Class C, and 0.98% for Class Y. Calvert has further agreed to contractually limit direct net annual fund operating expenses for Class C to 5.00% and Class Y to 3.00%, through January 31, 2024. Only the Board of Trustees of the Fund may terminate the Fund's expense limitation before the contractual period expires, upon 60 days' prior notice to shareholders.